Investments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short-term investments	$ 0	$ 14,602
Long-term investments	1,634	32,581
Total investments	1,634	47,183
Auction Rate Securities [Member]
Long-term investments	1,634	2,000
Held-To-Maturity Securities [Member] | Bonds [Member]
Short-term investments	0	14,602
Long-term investments	$ 0	$ 30,581